Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events

16.Subsequent Events

The Company considers events or transactions that occur after the balance sheet date, but before the unaudited condensed consolidated financial statements are issued, to provide additional evidence relative to certain estimates or identify matters that require additional disclosures. The Company evaluated subsequent events through August 14,  2020,  the date on which the unaudited condensed consolidated financial statements were available to be issued. The unaudited condensed consolidated financial statements reflect those material items that arose after the balance sheet date, but prior to this date that would be considered recognized subsequent events.

18.  Subsequent Events

On December 22, 2019, Diamond Eagle Acquisition Corp, a special purpose acquisition company (“Diamond Eagle”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with DraftKings Inc. (“DraftKings”), the Group, the Group’s shareholders, the representative of the Group’s shareholders, DEAC NV Merger Corp., a Nevada corporation and a wholly-owned subsidiary of DEAC (“DEAC Nevada”), DEAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of DEAC (“Merger Sub”), pursuant to which (i) Diamond Eagle will merge with and into DEAC Nevada, with DEAC Nevada surviving the merger (the “reincorporation”), (ii) following the reincorporation, Merger Sub will merge with and into DraftKings with DraftKings surviving the merger (the “DraftKings Merger”), (iii) immediately following the DraftKings Merger, Diamond Eagle will acquire all of the issued and outstanding share capital of SBTech and vested in-the-money options exercisable for SBTech share capital (the “SBTech Acquisition”) for approximately €590,000, consisting of (x) €180,000 in cash, subject to customary net debt and working capital and certain other specified adjustments payable in respect of the SBT shares and 30% of the in-the-money vested SBT options and (y) approximately €410,000 in shares of New DraftKings Class A common stock, valued at the redemption price for Diamond Eagle’s public shares in the Business Combination, and in the form of newly issued in-the-money vested options of New DraftKings exercisable for New DraftKings Class A common stock and (iv) DEAC Nevada will be renamed DraftKings Inc. Each of the DraftKings Merger and the SBTech Acquisition will be on the terms and subject to the conditions set forth in the Business Combination Agreement. The transaction is expected to close in 2020.

In January and February 2020, DraftKings issued $40,042 of additional Convertible Notes. Refer to Note 7 for the associated terms and conditions.

In February 2020, the Company paid off its $6,750 term note outstanding at December 31, 2019. In March 2020, the Company withdrew $44,500 in funds from its Credit Agreement with Pacific Western Bank. The Net facility available from the Credit Agreement for future withdrawals as of March 26, 2020 is $1,019, which represents the $50,000 facility less the $44,500 in funds withdrawn and the $4,481 in letters of credit outlined in Note 13. The $44,500 remains on deposit with Pacific Western Bank on March 26, 2020.

COVID‑19 is having a significant impact on the Company. The direct impact on the Company beyond disruptions in normal business operations is primarily through the suspension, postponement and cancellation of major sports seasons and sporting events. Typically, during the March and April time periods, the Company would have significant user interest and activity in our DFS and Sportsbook product offerings for sporting events such as the NCAA college basketball tournament, the Masters golf tournament, as well as late season games and early playoff series of the National Basketball Association and the National Hockey League. The status of most of these sporting events is unknown, including whether the NBA season will be completed either in part or in its entirety on a delayed schedule or whether the Masters will be played anytime in calendar year 2020.

The ultimate impact of COVID‑19 on the Company’s financial and operating results is unknown and will depend on the length of time that these disruptions exist and whether the sports seasons and sporting events will ultimately be suspended, postponed, or cancelled; however, COVID‑19 has had an impact and may continue to have an impact, the full extent of which is unknown, but which could be material.

The Company considers events or transactions that occur after the balance sheet date, but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or identify matters that require additional disclosures. The Company evaluated subsequent events through March 26, 2020, the date on which the consolidated financial statements were available to be issued. The consolidated financial statements reflect those material items that arose after the balance sheet date, but prior to this date that would be considered recognized subsequent events.

Diamond eagle acquisition
Subsequent Events

8. Subsequent Events

As described in Note 1, the Company completed its initial business combination on April 23, 2020.

In connection with the closing of the Business Combination, the Company paid the Deferred Discount of $14,000,000 to the underwriters of the Public Offering and paid $90,172 to redeeming Class A stockholders.

On April 23, 2020, the Company closed the PIPE Investment. See Note 1. On April 15, 2020, the Company filed a Registration Statement on Form S-1 registering these shares, which was declared effective by the U.S. Securities and Exchange Commission on April 23, 2020.